CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock At-the-market sales	Common Stock Private Placement	Common Stock	Additional Paid-in Capital At-the-market sales	Additional Paid-in Capital Private Placement	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit	At-the-market sales	Private Placement	Total
Balance at the beginning at Dec. 31, 2023			$ 2			$ 439,123	$ (222)	$ (324,482)			$ 114,421
Balance at the beginning (in shares) at Dec. 31, 2023			2,325,259
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						6,335					6,335
Exercise of stock options						23					23
Exercise of stock options (in shares)			1,215
Issuance of shares under ESPP						82					82
Issuance of shares under ESPP (in shares)			5,993
Issuances of shares from at-the-market sales, net of expenses				$ 39					$ 39
Issuances of shares from at-the-market sales, net of expenses (in shares)	1,429
Unrealized loss on marketable securities, net of tax							226				226
Net loss								(55,654)			(55,654)
Balance at the end at Dec. 31, 2024			$ 2			445,602	4	(380,136)			$ 65,472
Balance at the end (in shares) at Dec. 31, 2024			2,333,896								2,333,896
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						1,363					$ 1,363
Unrealized loss on marketable securities, net of tax							(4)				(4)
Net loss								(10,976)			(10,976)
Balance at the end at Mar. 31, 2025			$ 2			446,965		(391,112)			55,855
Balance at the end (in shares) at Mar. 31, 2025			2,333,896
Balance at the beginning at Dec. 31, 2024			$ 2			445,602	4	(380,136)			$ 65,472
Balance at the beginning (in shares) at Dec. 31, 2024			2,333,896								2,333,896
Increase (Decrease) in Stockholders' Deficit
Net loss											$ (37,784)
Balance at the end at Jun. 30, 2025			$ 2			447,571	(7)	(417,920)			29,646
Balance at the end (in shares) at Jun. 30, 2025			2,337,516
Balance at the beginning at Dec. 31, 2024			$ 2			445,602	4	(380,136)			$ 65,472
Balance at the beginning (in shares) at Dec. 31, 2024			2,333,896								2,333,896
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						2,986					$ 2,986
Issuance of shares under ESPP						36					36
Issuance of shares under ESPP (in shares)			7,332
Issuances of shares from at-the-market sales, net of expenses		$ 2			$ 22,274					$ 22,276
Issuances of shares from at-the-market sales, net of expenses (in shares)		1,047,064
Exercise of pre-funded warrants (in shares)			117,371
Unrealized loss on marketable securities, net of tax							17				17
Reverse Split (1 for 12) adjustment (in shares)			(42)
Net loss								(55,844)			(55,844)
Balance at the end at Dec. 31, 2025			$ 4			470,898	21	(435,980)			$ 34,943
Balance at the end (in shares) at Dec. 31, 2025			3,505,621								3,505,621
Balance at the beginning at Mar. 31, 2025			$ 2			446,965		(391,112)			$ 55,855
Balance at the beginning (in shares) at Mar. 31, 2025			2,333,896
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						587					587
Issuance of shares under ESPP						19					19
Issuance of shares under ESPP (in shares)			3,620
Unrealized loss on marketable securities, net of tax							(7)				(7)
Net loss								(26,808)			(26,808)
Balance at the end at Jun. 30, 2025			$ 2			447,571	(7)	(417,920)			29,646
Balance at the end (in shares) at Jun. 30, 2025			2,337,516
Balance at the beginning at Dec. 31, 2025			$ 4			470,898	21	(435,980)			$ 34,943
Balance at the beginning (in shares) at Dec. 31, 2025			3,505,621								3,505,621
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						344					$ 344
Exercise of stock options						14					14
Exercise of stock options (in shares)			2,488
Issuances of shares from at-the-market sales, net of expenses						1,234					1,234
Issuances of shares from at-the-market sales, net of expenses (in shares)			99,446
Unrealized loss on marketable securities, net of tax							(23)				(23)
Net loss								(9,796)			(9,796)
Balance at the end at Mar. 31, 2026			$ 4			472,490	(2)	(445,776)			26,716
Balance at the end (in shares) at Mar. 31, 2026			3,607,555
Balance at the beginning at Dec. 31, 2025			$ 4			470,898	21	(435,980)			$ 34,943
Balance at the beginning (in shares) at Dec. 31, 2025			3,505,621								3,505,621
Increase (Decrease) in Stockholders' Deficit
Exercise of stock options (in shares)											2,488
Net loss											$ (24,688)
Balance at the end at Jun. 30, 2026			$ 4			472,816	(3)	(460,668)			$ 12,149
Balance at the end (in shares) at Jun. 30, 2026			4,068,951								4,068,951
Balance at the beginning at Mar. 31, 2026			$ 4			472,490	(2)	(445,776)			$ 26,716
Balance at the beginning (in shares) at Mar. 31, 2026			3,607,555
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						304					304
Issuance of shares under ESPP						22					22
Issuance of shares under ESPP (in shares)			4,541
Exercise of pre-funded warrants (in shares)			456,855
Unrealized loss on marketable securities, net of tax							(1)				(1)
Net loss								(14,892)			(14,892)
Balance at the end at Jun. 30, 2026			$ 4			$ 472,816	$ (3)	$ (460,668)			$ 12,149
Balance at the end (in shares) at Jun. 30, 2026			4,068,951								4,068,951